UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30, 2005

                  Date of reporting period: September 30, 2005



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.
                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2005

Dear Fellow Shareholders,
In the fiscal year ended September 30, 2005, Northeast Investors Trust had a solid year, with a total return of 7.11% that outperformed the 6.70% return posted by the Merrill Lynch Master II High Yield Index. With large holdings in shorter-term and higher-quality securities as the year began, the Trust was relatively well positioned for the rise in both interest rates and in the yield spread between high yield bonds and Treasuries.
Interestingly, however, the fiscal year was marked by periods of notable short-term divergences between our performance and that of the overall high yield market. For example, we performed extremely well during the sell-off sparked by the downgrade of General Motors in March, and yet we lagged the market noticeably in May and June during the rally provoked by a 3.9% 10-year Treasury rate.
To a certain extent, these variances were not entirely surprising or undesirable, as we had deliberately structured the portfolio to reduce the correlation of the Trust's performance with that of the overall market, which we saw as fundamentally overvalued as the fiscal year began. As suggested earlier, our best performing securities were the shorter-term, high-quality bonds in which we had concentrated our purchases during 2003 and 2004. Such bonds were relatively stable in the face of market volatility during the year, and we even benefited from a number of tender offers for such securities, meaning that the risk-reward equation in such situations was even more favorable than originally planned.
On the other hand, our initial forays into the packaging and auto industries have not as of yet worked out as desired. In the first case, our general thesis had been that the industry would ultimately recapture profit margins that had been pressured by rising input costs, but that strategy was thrown off course by the summer's hurricanes, which only exacerbated those pressures because of their impact on oil and gas pricing. For the most part, we have purchased senior bonds in such situations, and we believe that that seniority makes it more likely that our losses will not be permanent and that the securities will rebound in price if and when those cost pressures ultimately recede. In the case of the auto industry, the purchases represented our first investments in the sector in recent years, even though we still do not own the bonds of General Motors and Ford, now two of the largest high yield issuers.
Looking forward, we are nonetheless continuing to add higher yielding -- but higher risk -- bonds incrementally to the Trust's mix, as we let the shorter-term and lower-risk securities run off and mature. Having said that, the Trust continues to be relatively defensively positioned against a further rise in rates on Treasuries per se, and we would like to believe that we are receiving a compensatory yield where we are taking on incremental risks. We are cognizant that yields and yield spreads remain low, and our assumption is that short- and long-term Treasury interest rates will continue to rise, which has usually not been a favorable development for the high yield market. At the same time, on a case-by-case basis, the softening in the market has perhaps opened up some opportunities for us, and so we think it is prudent to reverse the general conservatism of the purchases made in the last few years. We remain significant shareholders in the Trust in our own right, and we believe that our actions will prove profitable for the Trust in the coming fiscal year.

                        Respectfully submitted,
                        Bruce H. Monrad
                        Chairman of the Trustees

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.

Average Annual Total Return (Unaudited)

One year ended September 30, 2005                                        7.11%
Five years ended September 30, 2005                                      5.33%
Ten years ended September 30, 2005                                       6.42%

30 Day SEC Yield
Yield calculated as of September 30, 2005 (unaudited):                   7.41%

About Your Fund's Expenses

                        Beginning Account Value         Ending Account Value            Expenses Paid During Period
                        3/31/2005                       9/30/2005                       3/31/2005 - 9/30/2005

Actual Return
1.74%                   $1,000.00                       $1,017.40                       $4.29
Hypothetical
(5% return before expenses)
                        $1,000.00                       $1,020.65                       $4.32

Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition

Distribution by Maturity
(% of portfolio)
Under 1 Year     4%
1-5 Years       48%
5-10 Years      39%
10-15 Years      2%
Over 15 Years    7%
               ----
Total          100%

Performance Graph - Ten Years
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1995 and reinvestment of dividends and capital gains.

The Merrill Lynch High Yield Master II Index is an unmanaged market value-weighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

Graph Omitted


Year                      1995     1996     1997     1998     1999     2000     2001     2002     2003     2004     2005
NEIT                    $10,000  $11,598  $13,704  $13,138  $14,188  $14,371  $13,195  $13,723  $15,155  $17,413  $18,651
High Yield Master       $10,000  $11,103  $12,738  $13,072  $13,585  $13,721  $12,879  $12,528  $16,198  $18,199  $19,418



Summary of Net Assets
September 30, 2005
                                                                        % of
                                                Value                   Net Assets
Corporate Bonds & Notes
Advertising                                     $29,302,000             2.17%
Automobile & Truck                              122,249,582             9.07%
Broadcast Cable TV                               59,923,500             4.45%
Chemicals                                        87,097,638             6.46%
Conglomerate                                     14,688,000             1.09%
Drug Stores                                      35,695,656             2.65%
Electrical Utilities                            160,532,665            11.92%
Energy/Natural Resources                        151,822,477            11.27%
Entertainment                                    66,067,250             4.90%
Financial Services                                2,055,027             0.15%
Food Processing                                  49,708,888             3.69%
Gaming                                          146,847,531            10.90%
Grocery Stores/Distributors                      16,113,640             1.20%
Health Care Diversified                             100,000             0.01%
Hotels                                           10,047,300             0.75%
Independent Power Producer                       35,577,500             2.64%
Machine/Tools                                     2,845,650             0.21%
Marketing/Sales                                   6,210,000             0.46%
Metals & Mining                                  23,897,884             1.77%
Miscellaneous Manufacturing                       5,814,375             0.43%
Oil/Gas Exploration                               7,245,000             0.54%
Packaging & Container                           114,990,292             8.54%
Paper/Forest Products                               282,721             0.02%
Pharmaceutical/Drugs                             21,841,150             1.62%
Products & Manufacturing                         21,289,500             1.58%
Publishing                                       28,104,650             2.09%
Retail Food Chains                               12,546,440             0.93%
Telecommunications                               29,675,095             2.20%
Textiles                                              3,747             0.00%
                                             --------------            ------
Total Corporate Bonds & Notes                $1,262,575,158            93.71%
Total Foreign Bonds                              12,964,140             0.96%
Total Common Stocks                             196,371,354            14.58%
Total Preferred Stocks                            6,538,000             0.48%
Total Warrants                                    3,474,305             0.26%
Total Other                                       3,344,123             0.25%
                                             --------------           -------
Total Investments                             1,485,267,080           110.24%
Receivables & Cash                               37,993,939             2.82%
                                             --------------           -------
Total Assets                                  1,523,261,019           113.06%
Less Liabilities                               (175,982,428)          -13.06%
                                             --------------           -------
Net Assets                                   $1,347,278,591           100.00%
                                             ==============           =======

Schedule of Investments
September 30, 2005
Corporate Bonds & Notes Value
Name of Issuer                                            Principal                       (Note B)

Advertising - 2.17%
Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)         $29,900,000                     $29,302,000


Automobile & Truck - 9.07%
Collins and Aikman Products, 10.75%, 12/31/11 (f)        20,000,000                       8,800,000
Delphi Corp. Notes, 6.55%, 6/15/06                       36,950,000                      27,158,250
Dura Operating Corp. Senior Notes, Series B, 8.625%,
4/15/12                                                  35,310,000                      31,425,900
HLI Operating Co. Senior Notes, 10.5%, 6/15/10           15,684,000                      13,566,660
Lear Corp. Series B, 8.11%, 5/15/09 (a)                  12,000,000                      11,934,252
TRW Automotive, Inc. Senior Sub. Notes, 11%, 2/15/13 (a) 23,540,000                      26,541,350
TRW Automotive, Inc. Senior Notes, 9.375%, 2/15/13        2,602,000                       2,823,170
                                                                                        -----------
                                                                                        122,249,582


Broadcast Cable TV - 4.45%
Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%,
4/30/12                                                  40,000,000                      40,300,000
Charter Comm. Opt. LLC Senior Notes, Series 144A,
8.375%, 4/30/14                                           5,000,000                       5,025,000
Paxson Comm. Corp. Senior Sub. Notes, 0/12.25%,
1/15/09 (b)                                              15,050,000                      14,598,500
                                                                                         ----------
                                                                                         59,923,500


Chemicals - 6.46%
Foamex LP Capital Corp. Senior Secured Notes, 10.75%,
4/01/09                                                  15,640,000                      11,808,200
Georgia Gulf Corp. Secured Notes, 7.625%, 11/15/05        2,500,000                       2,503,125
Lyondell Chemical Senior Secured Notes, 11.125%,
7/15/12 (a)                                              20,000,000                      22,300,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08      14,510,100                      15,235,605
Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)          20,000,000                      18,975,000
Polyone Corp., 10.625%, 5/15/10                           7,940,000                       8,178,200
Sterling Chemical, Inc., 10%, 12/19/07                    8,179,301                       8,097,508
                                                                                         ----------
                                                                                         87,097,638


Conglomerate - 1.09%
JII Holdings LLC Secured Notes, 13%, 4/01/07             12,600,000                      11,088,000
Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07
                                                          6,000,000                       3,600,000
                                                                                         ----------
                                                                                         14,688,000


Drug Stores - 2.65%
Rite Aid Corp. Notes, 7.125%, 1/15/07                   $29,305,000                     $29,488,156
Rite Aid Corp. Secured Notes, 7.5%, 1/15/15               6,500,000                       6,207,500
                                                                                        -----------
                                                                                         35,695,656


Electrical Utilities - 11.92%
IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%,
11/14/08 (a)                                             16,790,000                      17,797,400
Kansas City Power and Light Senior Notes, 7.125%, 12/15/05
                                                         10,000,000                      10,052,580
Midwest Generation LLC Secured Notes, 8.75%, 5/01/34 (a) 50,000,000                      55,687,500
Nevada Power Co. Notes, Series E, 10.875%, 10/15/09       6,500,000                       7,182,500
Northwestern Corp. First Mortgage Notes, Series 144A,
7.3%, 12/01/06 (a)                                       15,000,000                      15,313,260
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)
                                                         29,000,000                      34,945,000
Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)
                                                         18,535,000                      19,554,425
                                                                                        -----------
                                                                                        160,532,665


Energy/Natural Resources - 11.27%
ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10 (a)       29,630,000                      32,027,334
Forest Oil Corp. Senior Notes, 7.75%, 5/01/14             5,839,000                       6,203,937
Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)           18,655,000                      19,797,619
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)           20,000,000                      21,676,840
Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07     4,615,000                       4,718,837
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10    1,000,000                       1,067,500
Parker Drilling Co. Senior Notes, Series B, 10.125%, 11/15/09
                                                          4,394,000                       4,569,760
Parker Drilling Co. Senior Notes, 9.625%, 10/01/13        2,500,000                       2,843,750
Parker Drilling Co. Senior Notes, FRN 8.62%, 9/01/10     15,000,000                      15,450,000
Southern Natural Gas Notes, 8.875%, 3/15/10              10,762,000                      11,632,743
Southern Natural Gas Notes, 6.7%, 10/01/07                9,867,000                       9,988,157
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)  18,000,000                      19,440,000
Williams Cos, Inc. Senior Debentures, 6.25%, 2/01/06      2,400,000                       2,406,000
                                                                                        -----------
                                                                                        151,822,477


Entertainment - 4.90%
AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12
                                                         16,500,000                      15,881,250
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11
                                                         12,296,000                      11,681,200
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14   16,710,000                      14,704,800
Cinemark USA, Inc. Senior Discount Notes, 0/9.75%,
3/15/14 (b)                                              34,000,000                      23,800,000
                                                                                         ----------
                                                                                         66,067,250


Financial Services - 0.15%
Finova Group, Inc. Notes, 7.5%, 11/15/09                  5,269,300                       2,055,027



Food Processing - 3.69%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08
                                                         $3,419,000                      $3,495,928
B&G Foods Senior Sub. Notes, 8%, 10/01/11                 1,000,000                       1,012,500
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14        7,000,000                       6,597,500
Chiquita Brands Intl. Senior Notes, Series 144A, 8.875%,
12/01/15                                                 22,500,000                      22,275,000
Dean Foods Co. Senior Notes, 6.625%, 5/15/09             13,032,000                      13,422,960
Mrs. Fields Brands Financing Notes, 9%, 3/15/11           3,500,000                       2,905,000
                                                                                         ----------
                                                                                         49,708,888


Gaming - 10.90%
Aztar Corp. Senior Sub. Notes, 9%, 8/15/11               10,000,000                      10,625,000
MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)   37,857,000                      40,317,705
Park Place Entertainment, 8.875%, 9/15/08 (a)            26,000,000                      28,437,500
Trump Entertainment Resorts, Inc. Secured Notes, 8.5%,
6/01/15                                                  69,914,327                      67,467,326
                                                                                        -----------
                                                                                        146,847,531


Grocery Stores/Distributors - 1.20%
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)     15,000,000                       3,300,000
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)        8,309,000                       1,744,890
Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12  11,500,000                      11,068,750
                                                                                         ----------
                                                                                         16,113,640


Health Care Diversified - 0.01%
Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)
                                                          5,000,000                         100,000


Hotels - 0.75%
La Quinta Properties Senior Notes, 8.875%, 3/15/11        9,390,000                      10,047,300

Independent Power Producer - 2.64%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10 (a)                                              27,000,000                      19,305,000
Calpine Corp. Senior Secured Notes, Series 144A, 8.75%,
7/15/13 (a)                                              23,000,000                      16,272,500
                                                                                         ----------
                                                                                         35,577,500

Machine/Tools - 0.21%
Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%,
2/01/14                                                   3,110,000                       2,845,650


Marketing/Sales - 0.46%
Bear Creek Corp. Senior Notes, Series 144A, 9%, 3/01/13   6,000,000                       6,210,000


Metals & Mining - 1.77%
Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)            237,699                         237,699
Holdco Mortgage Notes, 10%, 3/31/11 (c)                     833,332                         833,332
Inland Steel Corp. First Mortgage Notes, Series R, 7.9%,
1/15/07                                                   6,500,000                       6,435,000
Kaiser Aluminum Chemical Corp. Senior Sub. Notes,
12.75%, 2/01/03 (f) (g)                                  46,230,000                       3,236,100
Kaiser Aluminum Chemical Corp. Senior Notes, Series B,
10.875%, 10/15/06 (f)                                    12,000,000                      11,670,000
Kaiser Aluminum Chemical Corp. Senior Notes, Series D,
10.875%, 10/15/06 (f)                                     1,500,000                       1,458,750
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)       7,776,278                           4,860
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)    7,286,184                           4,554
National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f)
                                                            879,441                          17,589
                                                                                         ----------
                                                                                         23,897,884


Miscellaneous Manufacturing - 0.43%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06         6,645,000                       5,814,375


Oil/Gas Exploration - 0.54%
Newfield Exploration Co. Senior Notes, Series B, 7.45%,
10/15/07 (a)                                              7,000,000                       7,245,000


Packaging & Container - 8.54%
Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)     30,000,000                      30,750,000
Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)    20,000,000                      20,400,000
Pliant Corp. Secured Senior Notes, 11.125%, 9/01/09      25,000,000                      21,500,000
Pliant Corp. Secured PIK Notes, Series 144A, 11.625%,
6/15/09                                                  15,743,200                      16,687,792
Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%,
11/15/13                                                 27,500,000                      23,512,500
Tekni-Plex, Inc. Secured Notes, Series 144A, 10.875%,
8/15/12                                                   2,000,000                       2,140,000
                                                                                        -----------
                                                                                        114,990,292


Paper/Forest Products - 0.02%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (f)                                       14,061,292                         281,226
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (f) (g)      14,950,000                           1,495
                                                                                            -------
                                                                                            282,721


Pharmaceuticals/Drugs - 1.62%
Alpharma, Inc. Senior Notes, 8.625%, 5/01/11             21,205,000                      21,841,150

Products & Manufacturing - 1.58%
Motors and Gears, Inc. Senior Notes, Series D, 10.75%,
11/15/06                                                 22,410,000                      21,289,500


Publishing - 2.09%
Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11        27,220,000                      28,104,650


Retail Food Chains - 0.93%
American Restaurant Group Senior Notes, Series D, 11.5%,
11/01/06 (f)                                             15,886,000                      10,186,897
Planet Hollywood Secured Notes, 9%, 3/30/10 (c) (f)         942,093                         449,976
Romacorp, Inc. Senior PIK Notes, 10.5%, 12/31/08 (c) (d)  4,657,480                       1,909,567
                                                                                         ----------
                                                                                         12,546,440


Telecommunications - 2.20%
Qwest Corp. Notes, 5.625%, 11/15/08 (a)                  30,127,000                      29,675,095


Textiles - 0.00%
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)
                                                         11,750,000                           1,175
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f) (g)
                                                         25,725,000                           2,572
                                                                                              -----
                                                                                              3,747


Total Corporate Bonds & Notes - 93.71%
(cost - $1,487,987,970)                                                              $1,262,575,158
                                                                                     --------------


Foreign Bonds                                                                           Value
Name of Issuer                                          Principal                       (Note B)

Foreign Bonds - 0.96%
Republic of Argentina, Series Par, 1.33%/5.25%,
12/31/38 (e)                                             $8,481,129                      $3,350,046
Republic of Argentina, Series Discount, 8.28%, 12/31/33   9,306,786                       9,599,950
Euro Stabilization Advances, 12/15/26 GBP                   133,613                          14,144
                                                                                        -----------
Total Foreign Bonds - (cost - $11,151,838)                                              $12,964,140


Stocks                                                  Number of                       Value
Name of Issuer                                          Shares                          (Note B)

Common Stock - 14.58%
American Restaurant Group, Inc. (c) (h)                      10,222                         $10,222
Catalina Restaurant Group (c) (h)                           276,475                         276,475
Chiquita Brands, Inc.                                       209,648                       5,859,662
Chubb Corp.                                                 150,000                      13,432,500
Continental Airlines, Class B (h)                               264                           2,550
Core-Mark Holding Co., Inc. (h)                             176,039                       5,633,248
Crunch Equity Holdings (d) (h)                               12,237                      13,154,775
Darling International, Inc. (h)                             745,530                       2,631,721
Denny's Corp. (h)                                         1,217,762                       5,053,712
Dictaphone, Inc. (h)                                        225,489                       2,931,357
General Chemical (c) (d) (h)                                  1,077                         565,425
Haynes International, Inc. (h)                              685,714                      17,142,850
Holdco (c) (h)                                               23,000                         218,500
International Airline Support Group (h)                     219,540                           4,391
JPMorgan Chase & Co.                                        370,000                      12,554,100
Kronos Worldwide, Inc.                                      270,700                       8,592,018
Lodgian, Inc. (h)                                           171,356                       1,756,399
MAXXAM, Inc. (h)                                            200,000                       6,722,000
NL Industries                                               510,200                       9,586,658
Ormet Corp. (h)                                              34,963                       6,787,500
Pathmark Stores (h)                                       1,600,398                      18,052,489
The Penn Traffic Co. (h)                                    164,352                       2,958,336
Pioneer America (h)                                         192,500                       4,631,550
Planet Hollywood International, Inc. (c) (d) (h)              2,402                              24
Polymer Group, Inc., Class A (h)                            843,103                      21,414,816
Prandium (h)                                                869,935                          43,497
Safelite Glass Corp., Class B (c) (d) (h)                   109,677                         548,385
Safelite Realty Corp. (c) (d)                                 7,403                         296,120
Smurfit-Stone Container (h)                                 257,142                       2,663,991
Sterling Chemical, Inc. (h)                                 250,443                       6,261,075
Tokheim (d) (h)                                             180,224                             901
Trump Entertainment Resorts, Inc. (h)                       752,123                      13,478,044
Viskase Cos., Inc. (d) (h)                                1,293,291                       2,735,311
WestPoint Stevens, Inc. (h)                               1,600,000                           1,120
Zions Bancorporation                                        145,600                      10,369,632
                                                                                       ------------
Total Common Stocks - (cost - $357,357,051)                                            $196,371,354
                                                                                       ------------


Preferred Stocks - 0.48%
Chubb Corp., 7%                                             200,000                      $6,538,000
                                                                                         ----------
Total Preferred Stocks - (cost $5,059,256)                                               $6,538,000
                                                                                         ----------



Warrants                                                Number of
                                                        Shares or                       Value
Name of Issuer                                          Units                           (Note B)
Warrants - 0.26%
Core-Mark Holding Co., Inc. Warrants (c) (h)                 48,142                        $797,150
Dictaphone, Inc. Warrants (c) (h)                           203,566                              26
General Chemical A Warrants (c) (d) (h)                         622                         230,404
General Chemical B Warrants (c) (d) (h)                         461                         113,743
Key Energy Service Warrants (c) (h)                          15,000                       2,280,799
Safelite Glass Corp. A Warrants (c) (d) (h)                 268,789                               3
Safelite Glass Corp. B Warrants (c) (d) (h)                 179,192                               2
Sterling Chemical Warrants (c) (h)                           83,125                          52,178
                                                                                         ----------
Total Warrants - (cost - $17,713,893)                                                    $3,474,305
                                                                                         ----------

Other                                                   Number of Shares or             Value
Name of Issuer                                          Units                           (Note B)

Other - 0.25%
Trump Entertainment Resorts, Inc. (c) (h)                   238,525                      $3,344,123
Total Other -                                                                            ----------
(cost - $3,482,467)                                                                      $3,344,123
                                                                                         ----------

Total Investments - 110.24%
(cost - $1,882,752,475)                                                               1,485,267,080
                                                                                      -------------
Net Other Assets - (10.24%)                                                            (137,988,489)
                                                                                     --------------
Net Assets - 100%                                                                    $1,347,278,591
                                                                                     ==============

(a) All or a portion of security has been pledged to collateralize short-term borrowings.
(b) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(d) All or a portion of security is restricted. The aggregate market value of restricted securities as of
September 30, 2005 is $19,554,660, which represents 1.45% of total net assets. All of these securities are deemed to be liquid.
(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(f) Non-income producing security due to default or bankruptcy filing.
(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h) Non-income producing security.
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
Note: Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.
Shareholders may also access and review information and reports of the Trust, including
Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the
SEC at 1-202-942-8090 for information about the operation of the Public Reference
Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public
Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-
0102. The Trust's reference number as a registrant under the Investment Company Act of
1940 is 811-576.
The accompanying notes are an integral part of the financial statements.

Statement of Assets
and Liabilities
September 30, 2005
Assets
Investments - at market value (cost $1,882,752,475)                               $1,485,267,080
Receivable for interest                                                               29,159,145
Receivable for investments sold                                                        7,134,207
Receivable for bonds in liquidation                                                    1,408,332
Receivable for shares sold                                                               206,790
Receivable for dividends                                                                  85,465
                                                                                  --------------
Total Assets                                                                       1,523,261,019
                                                                                  --------------

Liabilities
Notes Payable                                                                       $172,739,571
Accrued expenses                                                                       1,090,060
Payable for trustee fees                                                               1,686,688
Payable for shares repurchased                                                           466,109
                                                                                  --------------
Total Liabilities                                                                    175,982,428
                                                                                  --------------
Net Assets                                                                        $1,347,278,591
                                                                                  ==============

Net Assets Consist of:
Capital, at a $1.00 par value                                                       $177,891,341
Paid in surplus                                                                    1,763,531,380
Accumulated net investment income                                                      4,885,407
Accumulated net realized loss on investments                                        (201,544,142)
Net unrealized depreciation of investments                                          (397,485,395)
                                                                                  --------------
Net Assets                                                                        $1,347,278,591
                                                                                  ==============
Net Asset Value, offering price and redemption price per share
($1,347,278,591/177,891,341 shares)                                                        $7.58
The accompanying notes are an integral part of the financial statements.                   =====

Statement of Operations
Year Ended September 30, 2005
Investment Income
Interest                                                                            $122,565,501
Dividends                                                                              2,421,327
Other Income                                                                             501,487
                                                                                    ------------
Total Income                                                                         125,488,315

Expenses
Trustee fees                                                                          $8,052,628
Interest expense                                                                       1,769,928
Administrative expenses and salaries                                                   1,309,725
Printing, postage and stationery fees                                                    425,000
Commitment fees                                                                          187,837
Legal fees                                                                               179,927
Auditing fees                                                                            148,300
Computer and related expenses                                                            133,600
Insurance                                                                                 91,250
Registration and filing fees                                                              42,200
Telephone                                                                                 20,375
Custodian fees                                                                            16,425
Other expenses                                                                            45,750
                                                                                      ----------
Total Expenses                                                                        12,422,945
                                                                                     -----------
Net Investment Income                                                                113,065,370
                                                                                     -----------

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                                (49,867,207)
Change in unrealized appreciation (depreciation) of investments                       63,838,773
                                                                                    ------------
Net Increase (Decrease) in Net Assets Resulting from Operations                     $127,036,936
                                                                                    ============
The accompanying notes are an integral part of the financial statements.

Statements of Changes
in Net Assets

                                                        Year Ended                              Year Ended
                                                        September 30,                           September 30,
                                                        2005                                    2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $113,065,370                            $140,838,081
Net realized gain (loss) from investment transactions    (49,867,207)                             (7,697,864)
Change in unrealized appreciation (depreciation)
of investments                                            63,838,773                             112,310,397
Net Increase (Decrease) in Net Assets Resulting         ------------                            ------------
from Operations                                          127,036,936                             245,450,614
                                                        ------------                            ------------
Distributions to Shareholders from Net Investment
Income                                                  (117,812,807)                           (145,311,748)
From Net Trust Share Transactions                       (537,828,939)                            (18,984,068)
                                                        ------------                            ------------
Total Increase (Decrease) in Net Assets                 (528,604,810)                             81,154,798
                                                        ------------                            ------------
Net Assets:
Beginning of Period                                    1,875,883,401                           1,794,728,603
                                                       -------------                           -------------
End of Period                                         $1,347,278,591                          $1,875,883,401
                                                      ==============                          ==============

The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                                                Year Ended September 30,
Per Share Data+                                 2005            2004            2003            2002#           2001
Net Asset Value:
Beginning of Period                             $7.59           $7.19           $7.05           $7.42           $9.08
Income From Investment Operations:
Net investment income                            0.51            0.59            0.56            0.65            0.92
Net realized and unrealized gain (loss)
on investment                                    0.02            0.44            0.14           -0.35           -1.61
                                                -----           -----           -----           -----           -----
Total from investment operations                 0.53            1.03            0.70            0.30           -0.69
                                                -----           -----           -----           -----           -----
Less Distributions:
Net investment income                           -0.54           -0.63           -0.56           -0.67           -0.97
Capital Gain *************************            -               -               -               -               -
                                                -----           -----           -----           -----           -----
Net Asset Value:
End of Period                                   $7.58           $7.59           $7.19           $7.05           $7.42

Total Return                                     7.11%          14.90%          10.43%           4.00%          -8.18%
Ratios & Supplemental Data
Net assets end of period (in millions)        $1,347.3        $1,875.9        $1,794.7         $1,471.5        $1,172.1
Ratio of operating expenses to average
net assets                                       0.73%           0.67%           0.65%           0.70%           0.86%
Ratio of interest expense to average
net assets                                       0.10%           0.03%           0.00%           0.00%           0.21%
Ratio of net investment income to average
net assets                                       6.62%           7.92%           7.97%           8.61%          11.10%
Portfolio turnover rate                         45.10%          39.80%          13.47%          17.61%          22.03%
* Includes Interest Expense when applicable
+Per Share Data calculated using the Average Share Method
#As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to
September 30, 2002 have not been restated to reflect this change in presentation.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements for the
year ended September 30, 2005
Note A - Organization

Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on September 30, 2005 was $12,264,153, which represents 0.91% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the year ended September 30, 2005 was $240,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2005 was 2,547,858 shares (1.43%).

Note D - Shares of Beneficial Interest
At September 30, 2005, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                        Year Ended                              Year Ended
                                                        September 30, 2005                      September 30, 2004
                                                  Shares          Amount                     Shares             Amount
Shares Sold                                     98,629,903      $759,017,115               136,123,851      $1,018,923,412
Shares issued to shareholders
in reinvestment of distributions from
net investment income                           11,547,516        88,413,722                14,286,816         105,156,190
                                               -----------      ------------               -----------      --------------
                                               110,177,419       847,430,837               150,410,667       1,124,079,602
Shares repurchased                            (179,518,110)   (1,385,259,776)             (152,794,200)     (1,143,063,670)
                                              ------------     -------------               -----------       -------------
Net Increase (Decrease)                        (69,340,691)    $(537,828,939)               (2,383,533)       $(18,984,068)

Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $751,752,108 and $1,034,013,127 respectively, for the year ended September 30, 2005.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2005 the Trust has unused lines of credit amounting to $77,260,429. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended September 30, 2005:
Average amount outstanding (total of daily outstanding principal
balances divided by the number of days during the period)           111,767,345
Weighted average interest rate (actual interest expense on short-term
borrowing divided by average short term borrowing outstanding)           3.19%

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the fiscal year ended September 30, 2004 and 2005 were $145,311,748 and $117,812,807 respectively, and were classified as ordinary income.

As of September 30, 2005 the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed ordinary income                                      10,684,369
Capital loss carryforward:
2007                                                               (2,099,492)
2010                                                                 (511,359)
2011                                                              (89,590,632)
2012                                                              (34,826,775)
2013                                                               (7,636,627)
                                                                 ------------
Total capital loss carryforward                                  (134,664,885)
Timing Differences                                                (62,571,120)
Unrealized gains (losses) - net                                  (407,592,494)
Total distributable earnings (losses) - net                      (594,144,130)

At September 30, 2005 the Trust's Post October loss deferral was ($56,772,158).

At September 30, 2005 the Trust's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost                                                        $1,892,859,574
Gross unrealized gain                                               73,272,986
Gross unrealized loss                                             (480,865,480)
                                                                --------------
Net unrealized security gain (loss)                               (407,592,494)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to defaulted securities and accretion and amortization differences.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Northeast Investors Trust
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Northeast Investors Trust (the "Fund") as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended September 30, 2003 were audited by other auditors whose report, dated November 20, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

ERNST AND YOUNG
Boston, Massachusetts
November 11, 2005
Page 21

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, J. Murray Howe, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 150 Federal Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                                Principal Occupation(s)/Other Directorships
Name/Age/Service*                               Position                        During the Past Five Years
                                        Affiliated Trustees and Fund Officers
Ernest E. Monrad#                               Trustee                         Trustee of Northeast Investors Growth Fund;
Age: 75                                                                         Director of New America High Income Fund, Inc.;
Years of Service: 44                                                            Trustee of Century Shares Trust and Century
                                                                                Small Cap Select until 07/31/05; Officer and
                                                                                Director of Northeast Investment Management, Inc.

Williams A. Oates, Jr.                          Vice President                  Trustee and President of Northeast Investors
Age: 63                                                                         Growth Fund; President and Director of Northeast
Years of Service: 31                                                            Investment Management, Inc.; President of
                                                                                Northeast Investors Trust until 6/30/05.

Bruce H. Monrad#                                Trustee and                     Trustee and Officer of Northeast Investors Trust;
Age: 43                                         Chairman                        Officer of Northeast Investors Growth Fund
Years of Service: 12

Gordon C. Barrett                               Executive Vice                  Senior Vice President and Chief Financial Officer
Age: 48                                         President and Chief             of Northeast Investors Growth Fund, Officer of
Years of Service: 17                            Financial Officer               Northeast Investors Trust, and Senior Vice President
                                                                                of Northeast Investment Management, Inc.

Robert B. Minturn                               Clerk, Vice                     Trustee, Clerk, Vice President and Chief Legal
Age: 66                                         President, and                  Officer of Northeast Investors Growth Fund; Officer
Years of Service: 25                            Chief Legal Officer             and Director of Northeast Investment
                                                                                Management, Inc.

Independent Trustees
Fred L. Glimp                                   Trustee                         Special Assistant to President and former Vice
Age: 79                                                                         President for Alumni Affairs and Development of
Years of Service: 24                                                            Harvard University

J. Murray Howe                                  Trustee                         Of counsel to the law firm of Sullivan and
Age: 81                                                                         Worcester
Years of Service: 18

Peter J. Blampied                               Trustee                         President of Corcoran Management Co., Inc. real
Age: 63                                                                         estate Director of Access Capital Strategies, LLC
Years of Service: 5

Marshall I. Goldman                             Trustee                         Kathryn Wasserman David Professor of Russian
Age: 75                                                                         Economics (Emeritus) at Wellesley College,
Years of Service: 1                                                             Associate Director of the Davis Center for Russian
                                                                                and Eurasian Studies at Harvard University,
                                                                                Director of Century Bank & Trust Co.

George P. Beal                                  Trustee                         Managing Partner, Boston Family Office LLC
Age: 52
Years of Service: 1

Charles R. Daugherty                            Trustee                         Managing Partner, Stanwich Advisors, LLC
Age: 52
Years of Service: 1

Hon. Maurice H. Richardson                      Trustee                         Assistant Professor, Law & Psychiatry Program,
Age: 77                                                                         Department of Psychiatry, University of
Years of Service: 1                                                             Massachusetts Medical School

* The Trustees serve until their resignation or either the appointment or election of a successor, and the
Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees
Ernest E. Monrad                                Fred L. Glimp
J. Murray Howe                                  Bruce H. Monrad
Peter J. Blampied                               George P. Beal
Charles R. Daugherty                            Hon. Maurice H. Richardson
Marshall I. Goldman

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., Vice President
Gordon C. Barrett, Executive Vice President & CFO
Robert B. Minturn, Vice President & Clerk
Richard J. Semple, Chief Compliance Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116
This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by

                           Northeast Investors Trust
                               150 Federal Street
                          Boston, Massachusetts 02110
                         (800) 225-6704 (617) 523-3588






The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.



Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to Registrant's Report on Form N-CSR for its fiscal year ended September 30, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2005 and September 30, 2004 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $86,000 and $80,000 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2005 and September 30, 2004 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $53,500 and $54,000 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pusuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2005 and September 30, 2004 for professional services rendered by the registrant's principal accountant for tax matters were $8,000 and $6,000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d) No products or services were provided to the registrant during its last two fiscal years by its principal accountants other than the services reported in Paragraphs (a) - (c) of this item.


         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2005 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes with respect to procedures for shareholders to recommend nominees for Trustee from the disclosure contained in the registrant's Proxy Statement for its Meeting of Beneficaries convened on May 16, 2005.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(2) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 2, 2005


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 2, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: Decemeber 2, 2005


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 2, 2005


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 2, 2005
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 2, 2005
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2005 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 2, 2005
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December 2, 2005
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.